Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses On Finance Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for credit losses on finance receivables:
Balance at beginning of year	¥ 3,101	¥ 1,706	¥ 1,586
Provision	2,268	2,304	855
Charge-offs	(945)	(780)	(327)
Other	(327)	(129)	(408)
Balance at end of year	¥ 4,097	¥ 3,101	¥ 1,706